AMG River Road Mid Cap Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2021
	Shares	Value
Common Stocks - 99.2%
Communication Services - 16.1%
Altice USA, Inc., Class A*	163,097	$5,011,971
Liberty Broadband Corp., Class C*	93,999	16,683,883
Liberty Global PLC, Class C (United Kingdom)*	312,090	8,382,737
Liberty Media Corp.-Liberty SiriusXM, Class C*	352,235	16,273,257
Madison Square Garden Sports Corp.*	47,915	7,797,687
News Corp., Class A	499,863	12,311,626

Total Communication Services		66,461,161
Consumer Discretionary - 18.1%
Advance Auto Parts, Inc.	79,024	16,757,829
Dollar Tree, Inc.*	116,506	11,626,134
DR Horton, Inc.	86,699	8,273,686
LKQ Corp.*	333,626	16,931,519
Murphy USA, Inc.	53,094	7,831,896
NVR, Inc.*	2,590	13,526,534

Total Consumer Discretionary		74,947,598
Consumer Staples - 8.9%
Albertsons Cos., Inc., Class A	406,608	8,782,733
BJ's Wholesale Club Holdings, Inc.*	155,367	7,867,785
Fomento Economico Mexicano SAB de CV, Sponsored ADR (Mexico)	113,958	9,956,510
Herbalife Nutrition, Ltd.*	59,893	3,050,949
Molson Coors Beverage Co., Class B*	145,037	7,090,859

Total Consumer Staples		36,748,836
Energy - 6.0%
Marathon Petroleum Corp.	124,319	6,864,895
Pioneer Natural Resources Co.	44,030	6,400,641
Texas Pacific Land Corp.	2,590	3,865,705
The Williams Cos., Inc.	309,500	7,752,975

Total Energy		24,884,216
Financials - 21.7%
American Equity Investment Life Holding Co.	257,539	8,264,426
Apollo Global Management, Inc.	147,627	8,689,325
Ares Management Corp., Class A	231,939	16,609,152
Axis Capital Holdings, Ltd. (Bermuda)	91,852	4,672,511
Cannae Holdings, Inc.*	290,076	9,645,027
	Shares	Value

Cboe Global Markets, Inc.	17,051	$2,020,032
Fidelity National Financial, Inc.	217,557	9,705,218
First American Financial Corp.	93,183	6,272,148
GoHealth, Inc., Class A*	335,400	2,951,520
KKR & Co., Inc.	330,220	21,054,827

Total Financials		89,884,186
Health Care - 4.9%
Centene Corp.*	67,353	4,621,089
McKesson Corp.	53,094	10,822,150
Premier, Inc., Class A	134,678	4,799,924

Total Health Care		20,243,163
Industrials - 13.1%
API Group Corp.*,1	451,645	10,351,704
Armstrong World Industries, Inc.	49,204	5,322,889
CACI International, Inc., Class A*	29,767	7,946,598
Carlisle Cos., Inc.	42,722	8,640,097
Colfax Corp.*	99,691	4,573,823
Huntington Ingalls Industries, Inc.	24,605	5,047,224
UniFirst Corp.	55,991	12,193,160

Total Industrials		54,075,495
Information Technology - 5.5%
CDK Global, Inc.	158,020	7,583,380
DXC Technology Co.*	75,070	3,001,298
NCR Corp.*	268,845	11,936,718

Total Information Technology		22,521,396
Materials - 3.4%
Axalta Coating Systems, Ltd.*	204,252	6,147,985
Royal Gold, Inc.	66,043	8,025,546

Total Materials		14,173,531
Utilities - 1.5%
Hawaiian Electric Industries, Inc.	146,332	6,342,029

Total Common Stocks (Cost $377,196,812)		410,281,611
Total Investments - 99.2% (Cost $377,196,812)		410,281,611
Other Assets, less Liabilities - 0.8%		3,415,205
Net Assets - 100.0%		$413,696,816

*	Non-income producing security.
[1]	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2021, the value of these securities amounted to $10,351,704 or 2.5% of net assets.

ADR	American Depositary Receipt

AMG River Road Mid Cap Value Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$410,281,611	—	—	$410,281,611
Total Investments in Securities	$410,281,611	—	—	$410,281,611

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2021, there were no transfers in or out of Level 3.
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.